Consolidated statements of changes in equity - USD ($)	Total	Issued capital [member]	Share premium [member]	Reserve of exchange differences on translation [member]	Miscellaneous other reserves [member]	Capital reserve [member]	Accumulated losses	Equity attributable to owners of parent [member]	Non-controlling interests
Beginning balance at Dec. 31, 2018	$ 32,983,290	$ 45,691,346		$ (967,804)		$ 9,759,239	$ (21,499,491)	$ 32,983,290
Changes in equity for the year:
Loss for the period	(20,195,201)						(20,141,991)	(20,141,991)	$ (53,210)
Other comprehensive income	154,055			154,055				154,055
Total comprehensive income	(20,041,146)			154,055			(20,141,991)	(19,987,936)	(53,210)
Equity-settled share-based transactions	3,910,562					3,910,562		3,910,562
Ending balance at Dec. 31, 2019	16,852,706	45,691,346		(813,749)		13,669,801	(41,641,482)	16,905,916	(53,210)
Changes in equity for the year:
Loss for the period	(1,963,885)						(1,939,689)	(1,939,689)	(24,196)
Other comprehensive income	1,581,372			1,581,372				1,581,372
Total comprehensive income	(382,513)			1,581,372			(1,939,689)	(358,317)	(24,196)
Equity-settled share-based transactions	1,617,469					1,617,469		1,617,469
Vesting of shares under the Restricted Share Scheme	48,622					48,622		48,622
Issuance of exchange loan notes	12,870,723				$ 12,870,723			12,870,723
Shares issued upon conversion of exchange loan notes		7,549,258			(7,549,258)
Ending balance at Dec. 31, 2020	31,007,007	53,240,604		767,623	5,321,465	15,335,892	(43,581,171)	31,084,413	(77,406)
Changes in equity for the year:
Loss for the period	(7,860,476)						(7,855,358)	(7,855,358)	(5,118)
Other comprehensive income	(147,833)			(147,833)				(147,833)
Total comprehensive income	(8,008,309)			(147,833)			(7,855,358)	(8,003,191)	(5,118)
Equity-settled share-based transactions	3,537,228					3,537,228		3,537,228
Vesting of shares under the Restricted Share Scheme	4,517					4,517		4,517
Reclassification to preference shares liabilities (note 15)	(279,832,806)	(37,890,771)			(241,942,035)			(279,832,806)
Fair value loss of convertible securities	(811,819)				(811,819)			(811,819)
Ending balance at Jun. 30, 2021	(254,104,182)	15,349,833		619,790	(237,432,389)	18,877,637	(51,436,529)	(254,021,658)	(82,524)
Beginning balance at Dec. 31, 2020	31,007,007	53,240,604		767,623	5,321,465	15,335,892	(43,581,171)	31,084,413	(77,406)
Changes in equity for the year:
Loss for the period	(174,016,842)						(174,009,273)	(174,009,273)	(7,569)
Other comprehensive income	260,112			260,112				260,112
Total comprehensive income	(173,756,730)			260,112			(174,009,273)	(173,749,161)	(7,569)
Equity-settled share-based transactions	22,494,918					22,494,918		22,494,918
Vesting of shares under the Restricted Share Scheme	4,517					4,517		4,517
Reclassification to preference shares liabilities (note 15)	(279,832,806)	(37,890,771)			(241,942,035)			(279,832,806)
Reclassification to share premium arising from the restructuring		(15,348,379)	$ 15,348,379
Shares issued upon conversion of exchange loan notes		39	1,777,990		(1,778,029)
Fair value loss of convertible securities	(811,819)				(811,819)			(811,819)
Ending balance at Dec. 31, 2021	(400,894,913)	1,493	17,126,369	1,027,735	(239,210,418)	37,835,327	(217,590,444)	(400,809,938)	(84,975)
Beginning balance at Jun. 30, 2021	(254,104,182)	15,349,833		619,790	(237,432,389)	18,877,637	(51,436,529)	(254,021,658)	(82,524)
Changes in equity for the year:
Loss for the period	(166,156,366)						(166,153,915)	(166,153,915)	(2,451)
Other comprehensive income	407,945			407,945				407,945
Total comprehensive income	(165,748,421)			407,945			(166,153,915)	(165,745,970)	(2,451)
Equity-settled share-based transactions	18,957,690					18,957,690		18,957,690
Reclassification to share premium arising from the restructuring		(15,348,379)	15,348,379
Shares issued upon conversion of exchange loan notes		39	1,777,990		(1,778,029)
Ending balance at Dec. 31, 2021	(400,894,913)	1,493	17,126,369	1,027,735	(239,210,418)	37,835,327	(217,590,444)	(400,809,938)	(84,975)
Changes in equity for the year:
Loss for the period	(177,163,091)						(177,163,044)	(177,163,044)	(47)
Other comprehensive income	(4,775,936)			(4,775,936)				(4,775,936)
Total comprehensive income	(181,939,027)			(4,775,936)			(177,163,044)	(181,938,980)	(47)
Equity-settled share-based transactions	22,344,081					22,344,081		22,344,081
Vesting of shares under the Restricted Share Scheme	2,115					2,115		2,115
Capital contribution	116,094,600	1,494	116,093,106					116,094,600
Share-based payment on listing	113,146,206	1,452	113,144,754					113,146,206
Issuance of bonus shares		1,543	(1,543)
Reclassification to preference shares liabilities (note 15)	550,248,881	5,116	550,243,765					550,248,881
Modification of agreement with PIPE investors (note 22)	(17,400,000)				(17,400,000)			(17,400,000)
Settlement of agreement with PIPE investors upon listing (note 22)	17,400,000				17,400,000			17,400,000
Ending balance at Jun. 30, 2022	$ 219,001,943	$ 11,098	$ 796,606,451	$ (3,748,201)	$ (239,210,418)	$ 60,181,523	$ (394,753,488)	$ 219,086,965	$ (85,022)